Note 11 - Leases (Details Textual) - USD ($)	Dec. 31, 2022	Mar. 31, 2022
Operating Lease, Right-of-Use Asset	$ 316,271	$ 64,094
Operating Lease, Liability, Total	$ 317,171
Minimum [Member]
Lessee, Operating Lease, Discount Rate	2.50%
Lessee, Operating Lease, Term of Contract (Year)	42 months
Maximum [Member]
Lessee, Operating Lease, Discount Rate	11.36%
Lessee, Operating Lease, Term of Contract (Year)	60 months